SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2019
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

Short-term borrowings were nil and RMB 95,081 as of December 31, 2018 and 2019, respectively, which consisted of borrowings from financial institutions. All of these borrowings were repayable within one year.

In December 2018, certain subsidiaries of the Group entered into a revolving credit facility that allows the Group to borrow up to RMB 500,000 for working capital purpose which will expire in two years. Any draw down on the credit facility will mature within 6 months. Cash deposits or notes receivable are required to be pledged for any draw down. As of December 31, 2018, no amounts had been drawn on the line of credit facility. During the year ended December 31, 2019, RMB 112,334 were drawn down and RMB 47,253 were repaid with the balance of RMB65,081 outstanding as of December 31, 2019. As of December 31, 2019, RMB 116,441 restricted cash deposits and RMB 14,264 notes receivable were pledged to the bank. The weighted average interest rate for the borrowings in 2019 was approximately 4.35 % per annum.

In September 2019, Yaofang entered into a credit agreement which provides a revolving credit facility that allows Yaofang to borrow up to RMB 100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at six-month loan prime rate published by People's Bank of China. The borrowings were guaranteed by Yihao Pharmacy. During the year ended 2019, RMB 38,585 were drawn down and RMB 8,585 were repaid with the balance of RMB30,000 outstanding as of December 31, 2019.  The weighted average interest rate for the borrowings in 2019 was approximately 4.35 % per annum.